Segment and Geographic Information (Details 2) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Net sales by product category
Net Sales	$ 2,212,849	$ 1,893,208	$ 1,923,148
Industrial [Member]
Net sales by product category
Net Sales	1,559,859	1,357,206	1,422,518
Fluid Power [Member]
Net sales by product category
Net Sales	$ 652,990	$ 536,002	$ 500,630